Inventories - Summary of inventories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Inventories [Abstract]
Raw materials and purchased components	$ 959	$ 971
Consumable stores	1,776	1,560
Work in progress	2,506	1,931
Finished goods and goods for resale	2,065	1,620
Total inventories	7,306	6,082
Comprising:
Expected to be used within one year	6,968	5,860
Expected to be used after more than one year	$ 338	$ 222